Deferred Tax Assets and Liabilities - Summary of Expiration of Unrecognized Tax Losses (Detail) ₺ in Thousands	Dec. 31, 2018 TRY (₺)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
2019	₺ 808
2020	581
2021	646
2022	368,109
2023	172,264
2024	303,045
2025	1,023,650
2026	47,466
2027	488,572
2028	308,541
Indefinite	2,596,318
Total	₺ 5,310,000